Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets:
Derivative instruments	$ 0	$ 5
Liabilities:
Long-term debt, including current portion	14,849	12,655
Carrying Value [Member]
Liabilities:
Long-term debt, including current portion	14,986	13,339
Total liabilities	14,988
Carrying Value [Member] | Cash Flow Hedging [Member]
Assets:
Derivative instruments		5
Liabilities:
Derivative instruments	2
Fair Value [Member]
Liabilities:
Long-term debt, including current portion	14,849	12,655
Total liabilities	14,851
Fair Value [Member] | Level 1 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0
Fair Value [Member] | Level 2 [Member]
Liabilities:
Long-term debt, including current portion	14,849	12,655
Total liabilities	14,851
Fair Value [Member] | Level 3 [Member]
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0
Fair Value [Member] | Cash Flow Hedging [Member]
Assets:
Derivative instruments		5
Liabilities:
Derivative instruments	2
Fair Value [Member] | Cash Flow Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments		0
Liabilities:
Derivative instruments	0
Fair Value [Member] | Cash Flow Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments		5
Liabilities:
Derivative instruments	2
Fair Value [Member] | Cash Flow Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments		$ 0
Liabilities:
Derivative instruments	$ 0